Capital Stock (Details) - shares	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Number of Warrants	20,961,824	20,961,824	20,961,824
Excersize Price		0.49%	0.49%
Weighted Average Remaining Life	4 years 10 months	4 years 10 months
WarrantOne
Number of Warrants	9,258,535
Excersize Price	0.52%
Expiration Date	Sep. 11, 2022
WarrantTwo
Number of Warrants	6,091,617
Excersize Price	0.47%
Expiration Date	Sep. 22, 2022
WarrantThree
Number of Warrants	5,611,672
Excersize Price	0.47%
Expiration Date	Oct. 27, 2022